Equity - Summary of equity surplus explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Equity Surplus [Line Items]
Regulatory capital	S/ 1,038,017	S/ 1,038,017
Interseguro [Member]
Disclosure of Equity Surplus [Line Items]
Regulatory capital	1,657,014	1,509,399
Solvency equity (solvency margin)	750,377	706,926
Guarantee fund	626,067	499,073
Surplus	S/ 280,570	S/ 303,400